Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
24.	Related Party Transactions

In March 2012, we acquired, through our wholly owned subsidiary Flamel US Holdings, all of the membership interests of Éclat from Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P., see “note 2 - Business Combinations”. The consideration consisted of a $12 million senior, secured six-year note that is guaranteed by us and our subsidiaries and secured by the equity interests and assets of Éclat, two warrants to purchase a total of 3,300,000 ADSs of Flamel and commitments to make earnout payments of 20% of any gross profit generated by certain Éclat products and 100% of the gross profit generated by our former product Hycet®, up to a maximum of $1 million, which we sold in 2013. The $12 million senior note was repaid in full in March 2014 using the net proceeds from our public sale of ADSs and the Hycet asset was disposed of in November 2013. Upon closing of the acquisition, Mr. Anderson, the Chief Executive Officer of Éclat, was appointed Chief Executive Officer of Flamel. Mr. Anderson retains a minority interest in Éclat Holdings, (now renamed Breaking Stick Holdings, LLC), and does not have the ability to control this entity by virtue of his minority interest. The senior secured note was repaid in full in March 2014 (see also note 16. Long Term debt).

On February 4, 2013, we entered into a Facility Agreement (the “Deerfield Facility”), through Flamel US with Deerfield Private Design Fund II, L.P. and Deerfield Private Design International II, L.P. (together, the “Deerfield Entities”) providing for debt financing of $15 million by the Deerfield Entities (the “Loan”). The loan was repaid in full in March 2014 using the net proceeds from our public sale of ADSs. The Deerfield Facility was subject to certain limitations, and allowed us to use the funds for working capital, including continued investment in our R&D projects. Interest accrued at 12.5% per annum to be paid quarterly in arrears, commencing on April 1, 2013. Pursuant to the Deerfield Facility, we were required to pay the Deerfield Entities a fee of $112,500 for entering into the transaction and to reimburse the Deerfield Entities for legal costs and expenses incurred in effecting the transaction.

In conjunction with our entry in the Deerfield Facility, Éclat entered into a Royalty Agreement with Horizon Santé FLML, Sarl and Deerfield Private Design Fund II, L.P., both affiliates of the Deerfield Entities (together, “Deerfield PDF/Horizon”). The Royalty Agreement provides for Éclat to pay Deerfield PDF/Horizon 1.75% of the net sales price of the products sold by us and any of our affiliates until December 31, 2024, with royalty payments accruing daily and paid in arrears for each calendar quarter during the term of the Royalty Agreement. See also note 16 Long Term Debt.

We have also entered into a Security Agreement dated February 4, 2013 with Deerfield PDF/Horizon, whereby Deerfield PDF/Horizon was granted a security interest in the intellectual property and regulatory rights related to the products to secure the obligations of Éclat and Flamel US, including the full and prompt payment of royalties to Deerfield PDF/Horizon under the Royalty Agreement.

On December 3, 2013, we and certain of our U.S. subsidiaries entered into a Facility Agreement (the “Broadfin Facility”) with Broadfin Healthcare Master Fund, Ltd. (“Broadfin”) providing for loans by Broadfin in an aggregate amount not to exceed $15.0 million. The loans under the Facility and the obligations under the Royalty agreement were secured by a first priority security interest in intellectual property associated with our Medusa technology and a junior lien on substantially all of the assets of the borrowers, which were previously pledged in connection with the Deerfield Facility, the Royalty Agreement and the notes issued in connection with the Éclat acquisition. In addition, we agreed to grant a junior lien on certain equipment located in France, if such equipment is pledged under the Deerfield Facility and/or the Éclat note.

Under the terms of the Broadfin Facility, upon closing Broadfin made an initial loan of $5.0 million and we had the ability to request, at any time prior to August 15, 2014, up to two additional loans in the amount of $5.0 million each, with funding subject to certain specified conditions. We had the ability to prepay the outstanding loans under the Broadfin Facility at any time, without prepayment penalty and the full $5.0 million outstanding was subsequently repaid using a portion of the net proceeds from our public sale of ADSs in March 2014. Prior to repayment, interest accrued on the loan under the Broadfin Facility at a rate of 12.5% per annum, payable quarterly in arrears, commencing on January 1, 2014.

In connection with entering into the Broadfin Facility, we also entered into a Royalty Agreement with Broadfin, dated as of December 3, 2013 (the “Broadfin Royalty Agreement”). Pursuant to the Broadfin Royalty Agreement, we are required to pay a royalty of 0.834% on the net sales of certain products sold by Éclat Pharmaceuticals, LLC and any of its affiliates until December 31, 2024. See also note 16 Long-Term Debt.